OMB APPROVAL
OMB Number:	3235-0578
Expires:	April 30, 2013
Estimated average burden hours per response...	5.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST

(Exact name of registrant as specified in charter)

767 Fifth Avenue, 49th Floor, New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, Esq.

c/o Baron Investment Funds Trust

767 Fifth Avenue, 49th Floor,

New York, NY 10153

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1. Schedule of Investments

Baron Asset Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.35%)
Consumer Discretionary (24.58%)
	Advertising (1.40%)
1,025,000	Lamar Advertising Co., Cl A1	$53,133,779	$40,836,000

	Apparel Retail (1.23%)
1,000,000	Urban Outfitters, Inc.[1]	17,391,964	35,810,000

	Apparel, Accessories & Luxury Goods (3.33%)
875,000	Polo Ralph Lauren Corp., Cl A	17,007,094	97,055,000

	Auto Parts & Equipment (0.19%)
75,000	BorgWarner, Inc.[1]	4,227,642	5,427,000

	Automotive Retail (0.55%)
500,000	CarMax, Inc.[1]	5,701,415	15,940,000

	Broadcasting (1.58%)
1,100,000	Discovery Communications, Inc., Cl A1	29,767,574	45,870,000

	Casinos & Gaming (1.87%)
525,000	Wynn Resorts, Ltd.	1,743,976	54,516,000

	Education Services (2.39%)
1,450,000	DeVry, Inc.	15,178,463	69,571,000

	Hotels, Resorts & Cruise Lines (2.45%)
850,000	Choice Hotels International, Inc.	4,185,563	32,529,500
850,000	Hyatt Hotels Corp., Cl A1	24,084,647	38,896,000

		28,270,210	71,425,500

	Household Appliances (0.46%)
200,000	Stanley Black & Decker, Inc.	11,721,438	13,374,000

	Internet Retail (2.07%)
650,000	Expedia, Inc.	18,495,801	16,308,500
110,000	priceline.com, Inc.[1]	17,910,917	43,950,500

		36,406,718	60,259,000

	Leisure Facilities (3.21%)
1,799,200	Vail Resorts, Inc.[1,5]	35,613,086	93,630,368

	Specialty Stores (3.85%)
1,250,000	Dick’s Sporting Goods, Inc.[1]	35,113,986	46,875,000
1,050,000	Tiffany & Co.	33,710,690	65,383,500

		68,824,676	112,258,500

Total Consumer Discretionary		324,988,035	715,972,368

Energy (9.61%)
	Oil & Gas Drilling (1.29%)
775,000	Helmerich & Payne, Inc.	23,964,498	37,572,000

	Oil & Gas Equipment & Services (2.30%)
440,000	Core Laboratories N.V.[2]	30,622,516	39,182,000
275,000	SEACOR Holdings, Inc.[1]	7,751,166	27,799,750

		38,373,682	66,981,750

	Oil & Gas Exploration & Production (4.53%)
489,500	Concho Resources, Inc.[1]	22,879,901	42,914,465
300,000	SM Energy Co.	17,440,278	17,679,000
575,200	Ultra Petroleum Corp.[1,2]	24,843,913	27,477,304
375,000	Whiting Petroleum Corp.[1]	26,220,923	43,946,250

		91,385,015	132,017,019

	Oil & Gas Storage & Transportation (1.49%)
1,800,000	Southern Union Co.	21,856,637	43,326,000

Total Energy		175,579,832	279,896,769

Shares		Cost	Value
Common Stocks (continued)
Financials (16.41%)
	Asset Management & Custody Banks (3.67%)
1,725,000	Eaton Vance Corp.	$41,892,148	$52,146,750
850,000	T. Rowe Price Group, Inc.	23,450,029	54,859,000

		65,342,177	107,005,750

	Insurance Brokers (0.82%)
1,000,000	Brown & Brown, Inc.	19,454,527	23,940,000

	Investment Banking & Brokerage (3.58%)
6,100,000	Charles Schwab Corp.	12,035,911	104,371,000

	Office REITs (1.93%)
136,000	Alexander’s, Inc.[4]	7,399,400	56,070,080

	Real Estate Services (0.99%)
1,400,000	CB Richard Ellis Group, Inc., Cl A1	16,141,029	28,672,000

	Regional Banks (0.45%)
450,000	First Republic Bank[1]	11,878,902	13,104,000

	Reinsurance (2.24%)
741,526	Arch Capital Group, Ltd.[1,2]	24,681,400	65,291,365

	Specialized Finance (2.73%)
90,000	CME Group, Inc., Cl A	6,209,144	28,957,500
1,300,000	MSCI, Inc., Cl A1	39,123,416	50,648,000

		45,332,560	79,605,500

Total Financials		202,265,906	478,059,695

Health Care (13.54%)
	Health Care Distributors (1.48%)
700,000	Henry Schein, Inc.[1]	19,695,528	42,973,000

	Health Care Equipment (4.57%)
1,300,000	IDEXX Laboratories, Inc.[1]	53,002,192	89,986,000
85,000	Intuitive Surgical, Inc.[1]	12,819,285	21,908,750
165,000	Sonova Holding AG (Switzerland)[2,6]	20,548,935	21,269,562

		86,370,412	133,164,312

	Health Care Facilities (1.73%)
1,350,000	Community Health Systems, Inc.[1]	40,200,024	50,449,500

	Health Care Supplies (0.45%)
225,000	Gen-Probe, Inc.[1,4]	9,743,640	13,128,750

	Health Care Technology (0.57%)
175,000	Cerner Corp.[1]	15,678,453	16,579,500

	Life Sciences Tools & Services (4.74%)
700,000	Life Technologies Corp.[1]	36,212,832	38,850,000
400,000	Mettler-Toledo International, Inc.[1]	26,298,875	60,484,000
700,000	Thermo Fisher Scientific, Inc.[1]	20,053,400	38,752,000

		82,565,107	138,086,000

Total Health Care		254,253,164	394,381,062

Industrials (17.34%)
	Air Freight & Logistics (5.53%)
1,225,000	C. H. Robinson Worldwide, Inc.	22,584,238	98,232,750
1,150,000	Expeditors International of Washington, Inc.	29,708,325	62,790,000

		52,292,563	161,022,750

	Diversified Support Services (1.84%)
475,000	Copart, Inc.[1]	16,156,139	17,741,250
1,550,000	Ritchie Bros. Auctioneers, Inc.[2]	38,130,924	35,727,500

		54,287,063	53,468,750

	Environmental & Facilities Services (2.36%)
850,000	Stericycle, Inc.[1]	24,924,606	68,782,000

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2010 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Human Resource & Employment Services (1.05%)
1,000,000	Robert Half International, Inc.	$972,552	$30,600,000

	Research & Consulting Services (2.90%)
125,000	Dun & Bradstreet Corp.	9,449,322	10,261,250
650,000	Equifax, Inc.	21,482,511	23,140,000
1,500,000	Verisk Analytics, Inc., Cl A1	39,224,920	51,120,000

		70,156,753	84,521,250

	Trading Companies & Distributors (3.66%)
1,375,000	Fastenal Co.	54,825,096	82,376,250
375,000	MSC Industrial Direct Co., Inc., Cl A	17,281,031	24,258,750

		72,106,127	106,635,000

Total Industrials		274,739,664	505,029,750

Information Technology (12.41%)
	Application Software (5.23%)
800,000	ANSYS, Inc.[1]	26,291,691	41,656,000
350,000	Citrix Systems, Inc.[1]	13,746,569	23,943,500
925,000	FactSet Research Systems, Inc.	53,842,905	86,728,000

		93,881,165	152,327,500

	Communications Equipment (0.53%)
400,000	Polycom, Inc.[1]	15,942,175	15,592,000

	Data Processing & Outsourced Services (0.29%)
450,000	Western Union Co.	8,189,836	8,356,500

	Electronic Equipment & Instruments (0.87%)
850,000	FLIR Systems, Inc.[1]	18,928,164	25,287,500

	IT Consulting & Other Services (5.49%)
400,000	Booz Allen Hamilton Holding Corp.[1]	7,078,961	7,772,000
700,000	Equinix, Inc.[1,4]	56,983,955	56,882,000
2,875,000	Gartner, Inc.[1]	68,065,780	95,450,000

		132,128,696	160,104,000

Total Information Technology		269,070,036	361,667,500

Materials (0.61%)
	Specialty Chemicals (0.61%)
350,000	Ecolab, Inc.	10,740,484	17,647,000

Telecommunication Services (3.85%)
	Wireless Telecommunication Services (3.85%)
1,025,000	NII Holdings, Inc.[1]	39,262,199	45,776,500
1,625,000	SBA Communications Corp., Cl A1	53,434,220	66,527,500

Total Telecommunication Services		92,696,419	112,304,000

TOTAL COMMON STOCKS		1,604,333,540	2,864,958,144

Shares		Cost	Value
Private Equity Investments (1.09%)
Consumer Discretionary (0.36%)
	Hotels, Resorts & Cruise Lines (0.36%)
5,200,000	Kerzner International Holdings, Ltd., Cl A1,2,3,4,7	$52,000,000	$10,400,000
Financials (0.73%)
	Asset Management & Custody Banks (0.73%)
5,600,004	Windy City Investments Holdings LLC[1,3,4],7	31,960,710	21,280,013

TOTAL PRIVATE EQUITY INVESTMENTS		83,960,710	31,680,013

Principal Amount
Short Term Investments (1.08%)
$31,641,780	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2010, 0.04% due 1/03/2011; Proceeds at maturity – $31,641,886; (Fully collateralized by U.S. Treasury Note, 1.25% due 10/31/2015; Market value – $33,228,125)[6]	31,641,780	31,641,780

TOTAL INVESTMENTS (100.52%)		$1,719,936,030	2,928,279,937

LIABILITIES LESS CASH AND OTHER ASSETS (-0.52%)			(15,216,013)

NET ASSETS			$2,913,063,924

RETAIL SHARES (Equivalent to $55.27 per share based on 47,341,689 shares outstanding)			$2,616,734,762

INSTITUTIONAL SHARES (Equivalent to $55.50 per share based on 5,339,582 shares outstanding)			$296,329,162

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At December 31, 2010, the market value of restricted and fair valued securities amounted to $31,680,013 or 1.09% of net assets. None of these securities are deemed liquid. See Note 5 regarding restricted securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	See Note 6 regarding “Affiliated” companies.
[6]	Level 2 security. See Note 3 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 3 regarding Fair Value Measurements.

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010 (UNAUDITED)

Shares		Cost	Value
Common Stocks (96.09%)
Consumer Discretionary (24.47%)
	Advertising (0.35%)
550,000	Lamar Advertising Co., Cl A1	$6,775,796	$21,912,000

	Apparel Retail (0.78%)
1,142,637	J. Crew Group, Inc.[1]	27,329,424	49,293,360

	Apparel, Accessories & Luxury Goods (1.49%)
742,200	Companhia Hering SA (Brazil)[2]	10,895,050	12,071,928
1,500,000	Under Armour, Inc., Cl A1	49,369,867	82,260,000

		60,264,917	94,331,928

	Automotive Retail (0.51%)
500,000	CarMax, Inc.[1]	4,828,794	15,940,000
950,000	Penske Automotive Group, Inc.[1]	16,842,089	16,549,000

		21,670,883	32,489,000

	Casinos & Gaming (1.50%)
2,700,000	Penn National Gaming, Inc.[1]	75,975,994	94,905,000

	Distributors (1.70%)
4,725,000	LKQ Corp.[1]	63,642,310	107,352,000

	Education Services (6.15%)
4,667,005	Anhanguera Educacional Participacoes SA (Brazil)[2]	61,955,342	112,457,952
3,625,000	DeVry, Inc.[4]	60,704,873	173,927,500
675,000	Strayer Education, Inc.	55,103,824	102,748,500

		177,764,039	389,133,952

	Home Furnishings (0.20%)
225,000	Mohawk Industries, Inc.[1]	6,084,594	12,771,000

	Home Improvement Retail (0.33%)
850,000	Lumber Liquidators Holdings, Inc.[1]	21,247,256	21,173,500

	Hotels, Resorts & Cruise Lines (1.82%)
3,000,000	Choice Hotels International, Inc.[4]	74,119,736	114,810,000

	Internet Retail (0.96%)
1,060,000	Blue Nile, Inc.[1,4]	34,952,470	60,483,600

	Leisure Facilities (1.65%)
1,900,000	Vail Resorts, Inc.[1,4]	51,691,238	98,876,000
430,600	Whistler Blackcomb Holdings, Inc. (Canada)[1,2]	5,253,307	5,261,782

		56,944,545	104,137,782

	Publishing (2.21%)
2,154,552	Morningstar, Inc.	62,871,271	114,363,620
2,581,489	The New York Times Co., Cl A1	24,368,535	25,298,592

		87,239,806	139,662,212

	Restaurants (1.85%)
825,000	Panera Bread Co., Cl A1	32,060,440	83,498,250
800,000	Peet’s Coffee & Tea, Inc.[1,4]	18,562,773	33,392,000

		50,623,213	116,890,250

	Specialty Stores (2.97%)
5,000,000	Dick’s Sporting Goods, Inc.[1]	86,074,246	187,500,000

Total Consumer Discretionary		850,709,229	1,546,845,584

Consumer Staples (4.98%)
	Food Retail (0.20%)
250,000	Whole Foods Market, Inc.[1]	2,532,160	12,647,500

	Household Products (0.87%)
800,000	Church & Dwight Co., Inc.	29,177,096	55,216,000

	Packaged Foods & Meats (3.91%)
1,064,823	Diamond Foods, Inc.	38,931,996	56,627,287
4,000,000	Dole Food Co., Inc.[1]	48,959,106	54,040,000
1,107,649	Ralcorp Holdings, Inc.[1]	40,376,485	72,008,262

Shares		Cost	Value
Common Stocks (continued)
Consumer Staples (continued)
	Packaged Foods & Meats (continued)
200,000	Seneca Foods Corp., Cl A1	$4,400,000	$5,396,000
1,155,000	TreeHouse Foods, Inc.[1]	43,870,004	59,008,950

		176,537,591	247,080,499

Total Consumer Staples		208,246,847	314,943,999

Energy (11.22%)
	Oil & Gas Drilling (0.77%)
1,000,000	Helmerich & Payne, Inc.	22,564,231	48,480,000

	Oil & Gas Equipment & Services (4.99%)
875,764	CARBO Ceramics, Inc.	59,006,928	90,676,604
1,388,272	Core Laboratories N.V.[2]	43,036,240	123,625,622
1,000,000	SEACOR Holdings, Inc.[1]	69,798,678	101,090,000

		171,841,846	315,392,226

	Oil & Gas Exploration & Production (3.89%)
1,600,000	Brigham Exploration Co.[1]	24,210,346	43,584,000
725,463	Concho Resources, Inc.[1]	20,796,085	63,601,341
2,300,000	Denbury Resources, Inc.[1]	13,294,520	43,907,000
247,191	Oasis Petroleum, Inc.[1]	3,460,674	6,703,820
1,500,000	SM Energy Co.	52,961,473	88,395,000

		114,723,098	246,191,161

	Oil & Gas Storage & Transportation (1.57%)
3,600,000	Southern Union Co.	48,544,865	86,652,000
465,000	Targa Resources Corp.[1]	11,953,294	12,466,650

		60,498,159	99,118,650

Total Energy		369,627,334	709,182,037

Financials (11.12%)
	Asset Management & Custody Banks (1.21%)
500,000	Cohen & Steers, Inc.	6,508,018	13,050,000
1,500,000	Eaton Vance Corp.	26,667,458	45,345,000
925,000	Financial Engines, Inc.[1]	13,840,204	18,342,750

		47,015,680	76,737,750

	Consumer Finance (0.28%)
71,037	Green Dot Corp., Cl A1	3,954,811	4,030,639
1,046,552	Netspend Holdings, Inc.[1]	13,147,961	13,416,797

		17,102,772	17,447,436

	Investment Banking & Brokerage (0.46%)
1,100,000	Jefferies Group, Inc.	10,914,727	29,293,000

	Life & Health Insurance (0.81%)
2,100,000	Primerica, Inc.	46,453,115	50,925,000

	Office REITs (1.78%)
135,500	Alexander’s, Inc.[5]	28,639,990	55,863,940
3,400,000	Douglas Emmett, Inc.	47,518,561	56,440,000

		76,158,551	112,303,940

	Real Estate Services (0.13%)
400,000	CB Richard Ellis Group, Inc., Cl A1	2,481,947	8,192,000

	Regional Banks (0.39%)
1,250,000	SJB Escrow Corp., Cl A, 144A1,5,6	25,000,000	24,750,000

	Reinsurance (1.97%)
1,414,019	Arch Capital Group, Ltd.[1,2]	41,977,170	124,504,373

	Residential REITs (0.30%)
600,000	American Campus Communities, Inc.	16,235,192	19,056,000

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2010 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Financials (continued)
	Specialized Finance (2.73%)
450,000	Interactive Brokers Group, Inc., Cl A1	$7,760,870	$8,019,000
4,222,433	MSCI, Inc., Cl A1	96,041,636	164,505,990

		103,802,506	172,524,990

	Specialized REITs (1.06%)
775,000	Alexandria Real Estate Equities, Inc.[5]	29,669,522	56,776,500
400,000	LaSalle Hotel Properties	8,565,042	10,560,000

		38,234,564	67,336,500

Total Financials		425,376,224	703,070,989

Health Care (15.02%)
	Health Care Equipment (5.15%)
3,000,000	Edwards Lifesciences Corp.[1]	42,880,877	242,520,000
1,200,000	IDEXX Laboratories, Inc.[1]	40,918,632	83,064,000

		83,799,509	325,584,000

	Health Care Facilities (2.62%)
3,625,000	Community Health Systems, Inc.[1]	71,473,442	135,466,250
1,300,000	VCA Antech, Inc.[1]	34,889,375	30,277,000

		106,362,817	165,743,250

	Health Care Services (0.68%)
600,000	Chemed Corp.	21,302,479	38,106,000
125,000	IPC The Hospitalist Co., Inc.[1]	2,062,500	4,876,250

		23,364,979	42,982,250

	Health Care Supplies (1.22%)
1,200,000	Gen-Probe, Inc.[1,5]	49,959,009	70,020,000
175,000	Neogen Corp.[1]	3,887,774	7,180,250

		53,846,783	77,200,250

	Health Care Technology (0.30%)
1,000,000	Allscripts Healthcare Solutions, Inc.[1]	16,782,598	19,270,000

	Life Sciences Tools & Services (3.31%)
1,000,000	Mettler-Toledo International, Inc.[1]	58,852,435	151,210,000
880,943	Techne Corp.	46,631,249	57,851,527

		105,483,684	209,061,527

	Managed Health Care (1.74%)
2,500,000	AMERIGROUP Corp.[1,4]	42,959,676	109,800,000

Total Health Care		432,600,046	949,641,277

Industrials (10.18%)
	Construction & Engineering (1.33%)
3,000,000	AECOM Technology Corp.[1]	65,871,334	83,910,000

	Diversified Support Services (2.35%)
2,180,000	Copart, Inc.[1]	54,304,367	81,423,000
2,900,000	Ritchie Bros. Auctioneers, Inc.[2]	66,712,065	66,845,000

		121,016,432	148,268,000

	Electrical Components & Equipment (0.83%)
3,243,578	Generac Holdings, Inc.[1]	43,195,908	52,448,656

	Environmental & Facilities Services (1.13%)
2,850,000	Tetra Tech, Inc.[1]	71,178,894	71,421,000

	Industrial Machinery (0.56%)
400,000	Valmont Industries, Inc.	32,589,034	35,492,000

	Railroads (1.67%)
2,000,000	Genesee & Wyoming, Inc., Cl A1	32,221,169	105,900,000

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Research & Consulting Services (1.49%)
939,811	CoStar Group, Inc.[1]	$40,526,096	$54,095,521
400,000	IHS, Inc., Cl A1	16,387,387	32,156,000
600,000	Mistras Group, Inc.[1]	7,563,468	8,088,000

		64,476,951	94,339,521

	Trading Companies & Distributors (0.51%)
500,000	MSC Industrial Direct Co., Inc., Cl A	17,821,237	32,345,000

	Trucking (0.31%)
475,000	Landstar System, Inc.	11,073,375	19,446,500

Total Industrials		459,444,334	643,570,677

Information Technology (13.08%)
	Application Software (7.54%)
700,000	Advent Software, Inc.[1]	26,532,888	40,544,000
2,250,000	ANSYS, Inc.[1]	54,764,730	117,157,500
575,000	Blackboard, Inc.[1]	23,140,097	23,747,500
1,000,000	Concur Technologies, Inc.[1]	22,319,863	51,930,000
1,635,000	FactSet Research Systems, Inc.	82,436,633	153,297,600
1,550,000	Pegasystems, Inc.	47,512,692	56,776,500
1,600,000	SS&C Technologies Holdings, Inc.[1]	25,368,776	32,816,000

		282,075,679	476,269,100

	Internet Software & Services (1.21%)
1,500,000	WebMD Health Corp., Cl A1	44,434,389	76,590,000

	IT Consulting & Other Services (2.91%)
372,572	Booz Allen Hamilton Holding Corp.[1]	6,504,476	7,239,074
948,535	Equinix, Inc.[1,5]	30,248,004	77,077,954
3,000,000	Gartner, Inc.[1]	49,076,692	99,600,000

		85,829,172	183,917,028

	Systems Software (1.42%)
883,600	TOTVS SA (Brazil)[2]	60,197,679	89,956,867

Total Information Technology		472,536,919	826,732,995

Materials (2.67%)
	Diversified Metals & Mining (2.31%)
2,929,426	Molycorp, Inc.[1]	76,925,262	146,178,357

	Fertilizers & Agricultural Chemicals (0.36%)
601,920	Intrepid Potash, Inc.[1]	19,321,732	22,445,597

Total Materials		96,246,994	168,623,954

Telecommunication Services (1.14%)
	Wireless Telecommunication Services (1.14%)
1,765,015	SBA Communications Corp., Cl A1	7,768,187	72,259,714

Utilities (2.21%)
	Electric Utilities (2.21%)
2,250,000	ITC Holdings Corp.	69,934,400	139,455,000

TOTAL COMMON STOCKS		3,392,490,514	6,074,326,226

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2010 (UNAUDITED)

Shares		Cost	Value
Private Equity Investments (0.35%)
Consumer Discretionary (0.24%)
	Hotels, Resorts & Cruise Lines (0.24%)
7,400,000	Kerzner International Holdings, Ltd., Cl A1,2,3,5,7	74,000,000	14,800,000

Financials (0.11%)

	Asset Management & Custody Banks (0.11%)
1,885,000	Windy City Investments Holdings LLC[1,3,5],7	$7,748,686	$7,163,000

TOTAL PRIVATE EQUITY INVESTMENTS		81,748,686	21,963,000

Warrants (0.01%)
Financials (0.01%)

	Regional Banks (0.01%)
75,000	SJB Escrow Corp. Warrants, Exp 2/16/2017[1,5],6	0	501,225

Principal Amount
Short Term Investments (3.41%)
$215,881,143	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2010, 0.04% due 1/03/2011; Proceeds at maturity – $215,881,862; (Fully collateralized by U.S. Treasury Note, 1.25% due 10/31/2015; Market value – $53,213,438 and U.S. Treasury Note, 2.125% due 12/31/2015; Market value – $173,463,056)[6]	215,881,143	215,881,143

TOTAL INVESTMENTS (99.86%)		$3,690,120,343	6,312,671,594

CASH AND OTHER ASSETS LESS LIABILITIES (0.14%)			8,916,933

NET ASSETS			$6,321,588,527

RETAIL SHARES (Equivalent to $51.23 per share based on 103,637,462 shares outstanding)			$5,308,933,309

INSTITUTIONAL SHARES (Equivalent to $51.43 per share based on 19,689,204 shares outstanding)			$1,012,655,218

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At December 31, 2010, the market value of restricted and fair valued securities amounted to $21,963,000 or 0.35% of net assets. None of these securities are deemed liquid. See Note 5 regarding restricted securities.

[4]	See Note 6 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	Level 2 security. See Note 3 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 3 regarding Fair Value Measurements.
144A

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At December 31, 2010, the market value of Rule 144A securities amounted to $24,750,000 or 0.39% of Net Assets.

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.13%)
Consumer Discretionary (25.27%)
	Advertising (3.59%)
750,000	Arbitron, Inc.	$27,495,018	$31,140,000
1,225,000	Lamar Advertising Co., Cl A1	32,190,708	48,804,000
2,650,000	National CineMedia, Inc.	55,570,049	52,761,500

		115,255,775	132,705,500

	Apparel Retail (2.77%)
1,750,000	J. Crew Group, Inc.[1]	47,919,608	75,495,000
750,000	Urban Outfitters, Inc.[1]	10,990,211	26,857,500

		58,909,819	102,352,500

	Apparel, Accessories & Luxury Goods (3.75%)
900,000	Fossil, Inc.[1]	24,044,725	63,432,000
3,900,000	Iconix Brand Group, Inc.[1,4,5]	62,609,371	75,309,000

		86,654,096	138,741,000

	Casinos & Gaming (4.85%)
3,100,000	Penn National Gaming, Inc.[1]	81,039,972	108,965,000
750,000	WMS Industries, Inc.[1]	29,989,478	33,930,000
350,000	Wynn Resorts, Ltd.	3,263,528	36,344,000

		114,292,978	179,239,000

	Computer & Electronics Retail (0.85%)
1,500,000	hhgregg, Inc.[1]	25,839,828	31,425,000

	Education Services (1.72%)
250,000	Capella Education Co.[1]	8,668,802	16,645,000
308,808	Strayer Education, Inc.	27,539,086	47,006,754

		36,207,888	63,651,754

	Home Improvement Retail (0.91%)
1,350,000	Lumber Liquidators Holdings, Inc.[1]	29,402,333	33,628,500

	Hotels, Resorts & Cruise Lines (1.34%)
3,060,000	Great Wolf Resorts, Inc.[1,4]	55,012,502	8,017,200
20,000,000	Mandarin Oriental International, Ltd. (Singapore)[2]	40,047,095	41,400,000

		95,059,597	49,417,200

	Internet Retail (0.23%)
2,325,000	Vitacost.com, Inc.[1,3,4,8]	23,626,535	8,625,750

	Movies & Entertainment (2.89%)
1,500,000	Liberty Media Corp.[1]	24,179,194	93,840,000
500,000	Madison Square Garden, Inc., Cl A1	12,367,308	12,890,000

		36,546,502	106,730,000

	Restaurants (2.37%)
1,250,000	Bravo Brio Restaurant Group, Inc.[1],4	19,188,016	23,962,500
950,000	Cheesecake Factory, Inc.[1]	18,719,871	29,127,000
2,000,000	Texas Roadhouse, Inc., Cl A1	21,811,221	34,340,000

		59,719,108	87,429,500

Total Consumer Discretionary		681,514,459	933,945,704

Consumer Staples (0.40%)
	Soft Drinks (0.40%)
1,037,000	Primo Water Corp.[1,4]	13,922,993	14,735,770

Energy (8.77%)
	Oil & Gas Equipment & Services (2.85%)
500,000	CARBO Ceramics, Inc.	34,457,138	51,770,000
600,000	Core Laboratories N.V.[2]	23,095,109	53,430,000

		57,552,247	105,200,000

	Oil & Gas Exploration & Production (5.24%)
700,000	Atlas Energy, Inc.[1]	17,356,241	30,779,000
2,000,000	Brigham Exploration Co.[1]	21,988,814	54,480,000

Shares		Cost	Value
Common Stocks (continued)
Energy (continued)
	Oil & Gas Exploration & Production (continued)
800,000	Concho Resources, Inc.[1]	$22,541,595	$70,136,000
500,000	GeoResources, Inc.[1]	5,100,000	11,105,000
1,000,000	Oasis Petroleum, Inc.[1]	14,212,944	27,120,000

		81,199,594	193,620,000

	Oil & Gas Storage & Transportation (0.68%)
201,995	PAA Natural Gas Storage LP	4,349,046	5,037,755
750,000	Targa Resources Corp.[1]	17,965,719	20,107,500

		22,314,765	25,145,255

Total Energy		161,066,606	323,965,255

Financials (8.45%)
	Asset Management & Custody Banks (0.86%)
1,600,000	Financial Engines, Inc.[1]	24,999,594	31,728,000

	Consumer Finance (0.42%)
274,145	Green Dot Corp., Cl A1	12,846,483	15,554,987

	Diversified Real Estate Activities (0.76%)
2,000,000	Campus Crest Communities, Inc. [4]	25,137,765	28,040,000

	Office REITs (1.84%)
500,000	Corporate Office Properties Trust	16,874,242	17,475,000
750,000	SL Green Realty Corp.	17,178,705	50,632,500

		34,052,947	68,107,500

	Real Estate Services (1.25%)
2,250,000	CB Richard Ellis Group, Inc., Cl A1	12,904,259	46,080,000

	Regional Banks (0.67%)
1,250,000	SJB Escrow Corp., Cl A, 144A1,5,8	25,000,000	24,750,000

	Reinsurance (0.21%)
87,255	Arch Capital Group, Ltd.[1,2]	2,303,123	7,682,803

	Specialized Finance (1.19%)
1,126,513	MSCI, Inc., Cl A1	25,427,990	43,888,946

	Specialized REITs (1.25%)
901,862	Chesapeake Lodging Trust[3,4,5],8	16,955,006	16,621,317
774,200	Chesapeake Lodging Trust4,[5]	12,580,750	14,562,702
750,000	Pebblebrook Hotel Trust	14,262,777	15,240,000

		43,798,533	46,424,019

Total Financials		206,470,694	312,256,255

Health Care (12.13%)
	Health Care Equipment (3.63%)
750,000	IDEXX Laboratories, Inc.[1]	24,457,964	51,915,000
150,000	Intuitive Surgical, Inc.[1]	2,175,000	38,662,500
1,500,000	Masimo Corp.	33,862,646	43,605,000

		60,495,610	134,182,500

	Health Care Facilities (2.99%)
3,550,000	Brookdale Senior Living, Inc.[1]	68,396,819	76,005,500
1,750,000	Emeritus Corp.[1]	50,131,389	34,492,500

		118,528,208	110,498,000

	Health Care Services (0.53%)
300,000	HMS Holdings Corp.[1]	14,106,317	19,431,000

	Health Care Supplies (1.18%)
750,000	Gen-Probe, Inc.[1,5]	31,517,368	43,762,500

	Life Sciences Tools & Services (3.80%)
850,000	Covance, Inc.[1]	31,441,182	43,698,500
1,164,916	Luminex Corp.[1]	19,283,188	21,294,665

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2010 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Life Sciences Tools & Services (continued)
500,000	Mettler-Toledo International, Inc.[1]	$31,248,358	$75,605,000

		81,972,728	140,598,165

Total Health Care		306,620,231	448,472,165

Industrials (19.35%)
	Aerospace & Defense (3.23%)
1,500,000	KEYW Holding Corp.[1,4]	16,635,084	22,005,000
1,350,000	TransDigm Group, Inc.[1]	35,096,586	97,213,500

		51,731,670	119,218,500

	Construction & Engineering (0.31%)
1,000,000	Orion Marine Group, Inc.[1]	13,454,933	11,600,000

	Construction & Farm Machinery & Heavy Trucks (1.14%)
800,000	Wabtec Corp.	26,349,851	42,312,000

	Diversified Support Services (1.25%)
2,000,000	Ritchie Bros. Auctioneers, Inc.[2]	37,985,919	46,100,000

	Electrical Components & Equipment (0.83%)
750,000	Polypore International, Inc.[1]	22,154,795	30,547,500

	Environmental & Facilities Services (5.78%)
850,000	Clean Harbors, Inc.[1]	44,961,979	71,468,000
2,000,000	Covanta Holding Corp.	29,064,108	34,380,000
1,000,000	Tetra Tech, Inc.[1]	25,773,708	25,060,000
3,000,000	Waste Connections, Inc.	54,338,355	82,590,000

		154,138,150	213,498,000

	Human Resource & Employment Services (1.20%)
850,000	Towers Watson & Co., Cl A	33,744,465	44,251,000

	Industrial Machinery (2.79%)
1,100,000	Graco, Inc.	25,662,211	43,395,000
650,000	Nordson Corp.	42,812,853	59,722,000

		68,475,064	103,117,000

	Railroads (1.29%)
900,000	Genesee & Wyoming, Inc., Cl A1	23,192,198	47,655,000

	Research & Consulting Services (1.53%)
1,250,000	Huron Consulting Group, Inc.[1,4]	40,540,236	33,062,500
1,750,000	Mistras Group, Inc.[1,4]	20,709,995	23,590,000

		61,250,231	56,652,500

Total Industrials		492,477,276	714,951,500

Information Technology (14.60%)
	Application Software (2.99%)
600,000	Advent Software, Inc.[1]	16,654,197	34,752,000
1,425,946	RealPage, Inc.[1]	24,979,795	44,104,510
650,001	Ultimate Software Group, Inc.[1]	14,157,645	31,609,548

		55,791,637	110,466,058

	Computer Hardware (0.79%)
1,900,000	NCR Corp.[1]	23,641,942	29,203,000

	Data Processing & Outsourced Services (0.86%)
950,000	FleetCor Technologies, Inc.[1]	23,600,403	29,374,000
50,000	Wright Express Corp.[1]	2,239,329	2,300,000

		25,839,732	31,674,000

	Electronic Equipment & Instruments (2.23%)
1,500,000	FLIR Systems, Inc.[1]	10,094,186	44,625,000

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Electronic Equipment & Instruments (continued)
1,000,000	National Instruments Corp.	$29,401,075	$37,640,000

		39,495,261	82,265,000

	Internet Software & Services (0.64%)
1,000,000	AOL, Inc.[1]	23,050,041	23,710,000

	IT Consulting & Other Services (4.84%)
875,000	Equinix, Inc.[1,5]	55,025,037	71,102,500
2,250,000	Gartner, Inc.[1]	41,942,702	74,700,000
1,250,000	Telvent GIT SA (Spain)[1,2]	40,609,861	33,025,000

		137,577,600	178,827,500

	Semiconductor Equipment (0.57%)
1,000,000	Rubicon Technology, Inc.[1,6]	13,703,720	21,080,000

	Semiconductors (1.12%)
1,000,000	Power Integrations, Inc.	37,060,909	40,140,000
50,000	SemiLEDs Corp.[1]	850,000	1,452,500

		37,910,909	41,592,500

	Technology Distributors (0.56%)
350,000	Anixter International, Inc.[1]	16,167,504	20,905,500

Total Information Technology		373,178,346	539,723,558

Materials (4.20%)

	Construction Materials (0.46%)
600,000	Eagle Materials, Inc.	10,395,269	16,950,000

	Diversified Metals & Mining (1.62%)
3,500,000	Globe Specialty Metals, Inc.	36,717,668	59,815,000

	Specialty Chemicals (2.12%)
1,500,000	Kraton Performance Polymers, Inc.[1]	41,079,391	46,425,000
1,000,000	Nalco Holding Co.	17,014,844	31,940,000

		58,094,235	78,365,000

Total Materials		105,207,172	155,130,000

Telecommunication Services (4.58%)
	Wireless Telecommunication Services (4.58%)
1,100,000	American Tower Corp., Cl A1	3,816,077	56,804,000
2,750,000	SBA Communications Corp., Cl A1	26,849,042	112,585,000

Total Telecommunication Services		30,665,119	169,389,000

Utilities (0.38%)
	Electric Utilities (0.38%)
225,000	ITC Holdings Corp.	9,427,959	13,945,500

TOTAL COMMON STOCKS		2,380,550,855	3,626,514,707

Private Equity Investments (0.19%)
Consumer Discretionary (0.19%)
	Hotels, Resorts & Cruise Lines (0.19%)
3,500,000	Kerzner International Holdings, Ltd., Cl A1,2,3,5,9	35,000,000	7,000,000

Warrants (0.01%)
Financials (0.01%)
	Regional Banks (0.01%)
75,000	SJB Escrow Corp.[1,5],8	0	501,225

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2010 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (3.83%)
$ 130,437,581	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2010, 0.04% due 1/03/2011; Proceeds at maturity – $130,438,016; (Fully collateralized by U.S. Treasury Note, 1.25% due 10/31/2015; Market value – $136,961,875)[8]	$130,437,581	$130,437,581
11,000,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2010, 0.04% due 1/03/2011; Proceeds at maturity – $11,000,037; (Fully collateralized by U.S. Treasury Note, 1.25% due 10/31/2015; Market value – $11,552,344)[7],8	11,000,000	11,000,000

TOTAL SHORT TERM INVESTMENTS		141,437,581	141,437,581

TOTAL INVESTMENTS (102.16%)		$2,556,988,436	3,775,453,513

LIABILITIES LESS CASH AND OTHER ASSETS (-2.16%)			(79,841,193)

NET ASSETS			$3,695,612,320

RETAIL SHARES (Equivalent to $23.79 per share based on 140,370,063 shares outstanding)			$3,338,752,439

INSTITUTIONAL SHARES (Equivalent to $23.88 per share based on 14,945,921 shares outstanding)			$356,859,881

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At December 31, 2010, the market value of restricted and fair valued securities amounted to $32,247,067 or 0.87% of net assets. 0.45% of these securities are deemed liquid. See Note 5 regarding restricted securities.

[4]	See Note 6 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	All or a portion of this security is on loan. The value of all securities loaned at December 31, 2010 amounted to $10,540,000, which is 0.29% of net assets.
[7]	Represents security purchased with the cash collateral received for security on loan.
[8]	Level 2 Security. See Note 3 regarding Fair Value Measurements.
[9]	Level 3 Security. See Note 3 regarding Fair Value Measurements.
144A

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At December 31, 2010, the market value of Rule 144A securities amounted to $24,750,000 or 0.67% of Net Assets.

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010 (UNAUDITED)

Shares		Cost	Value
Common Stocks (96.98%)
Consumer Discretionary (16.55%)
	Advertising (3.82%)
175,500	Lamar Advertising Co., Cl A1	$5,581,388	$6,991,920
198,500	National CineMedia, Inc.	3,524,779	3,952,135

		9,106,167	10,944,055

	Automotive Retail (1.09%)
98,500	CarMax, Inc.[1]	2,467,463	3,140,180

	Broadcasting (2.25%)
175,500	Discovery Communications, Inc., Series C1	6,514,899	6,439,095

	Casinos & Gaming (1.09%)
69,000	WMS Industries, Inc.[1]	2,674,013	3,121,560

	Internet Retail (6.77%)
29,500	Amazon.com, Inc.[1]	3,048,952	5,310,000
85,100	Blue Nile, Inc.[1]	3,704,608	4,855,806
146,500	Expedia, Inc.	3,551,567	3,675,685
10,000	priceline.com, Inc.[1]	1,661,754	3,995,500
425,000	Vitacost.com, Inc.[1,4,5]	4,243,836	1,576,750

		16,210,717	19,413,741

	Movies & Entertainment (1.53%)
70,000	Liberty Media Corp.[1]	3,061,079	4,379,200

Total Consumer Discretionary		40,034,338	47,437,831

Energy (6.84%)
	Oil & Gas Equipment & Services (3.97%)
64,000	CARBO Ceramics, Inc.	4,387,341	6,626,560
350,000	RigNet, Inc.[1]	4,200,000	4,756,500

		8,587,341	11,383,060

	Oil & Gas Exploration & Production (2.87%)
177,500	Oasis Petroleum, Inc.[1]	2,650,115	4,813,800
91,000	Southwestern Energy Co.[1]	3,301,630	3,406,130

		5,951,745	8,219,930

Total Energy		14,539,086	19,602,990

Financials (8.51%)
	Asset Management & Custody Banks (1.49%)
215,211	Financial Engines, Inc.[1]	3,112,130	4,267,634

	Consumer Finance (1.53%)
43,246	Green Dot Corp., Cl A1	2,156,569	2,453,778
151,112	Netspend Holdings, Inc.[1]	1,898,456	1,937,256

		4,055,025	4,391,034

	Diversified Real Estate Activities (1.05%)
90,000	Brookfield Asset Management, Inc., Cl A2	2,546,008	2,996,100

	Investment Banking & Brokerage (1.46%)
245,000	Charles Schwab Corp.	3,614,887	4,191,950

	Specialized Finance (2.98%)
219,100	MSCI, Inc., Cl A1	5,788,659	8,536,136

Total Financials		19,116,709	24,382,854

Health Care (10.27%)
	Health Care Equipment (3.81%)
18,000	Edwards Lifesciences Corp.[1]	790,414	1,455,120
13,500	Intuitive Surgical, Inc.[1]	3,532,053	3,479,625
205,500	Masimo Corp.	5,302,124	5,973,885

		9,624,591	10,908,630

	Health Care Services (1.64%)
72,500	HMS Holdings Corp.[1]	3,822,122	4,695,825

	Health Care Supplies (0.65%)
32,000	Gen-Probe, Inc.[1,3]	1,461,454	1,867,200

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Health Care Technology (1.93%)
288,000	Allscripts Healthcare Solutions, Inc.[1]	$4,923,462	$5,549,760

	Life Sciences Tools & Services (2.24%)
54,000	Illumina, Inc.[1]	2,195,659	3,420,360
163,566	Luminex Corp.[1]	2,729,654	2,989,986

		4,925,313	6,410,346

Total Health Care		24,756,942	29,431,761

Industrials (7.98%)
	Diversified Support Services (0.83%)
100,000	EnerNOC, Inc.[1]	1,397,454	2,391,000

	Electrical Components & Equipment (1.86%)
130,500	Polypore International, Inc.[1]	3,838,452	5,315,265

	Environmental & Facilities Services (1.97%)
225,000	Tetra Tech, Inc.[1]	5,083,488	5,638,500

	Research & Consulting Services (3.32%)
92,886	CoStar Group, Inc.[1]	3,485,390	5,346,518
52,000	IHS, Inc., Cl A1	2,134,957	4,180,280

		5,620,347	9,526,798

Total Industrials		15,939,741	22,871,563

Information Technology (39.26%)
	Application Software (12.50%)
137,010	ANSYS, Inc.[1]	4,458,105	7,134,111
130,000	BroadSoft, Inc.[1]	2,864,332	3,104,400
50,000	Citrix Systems, Inc.[1]	1,673,926	3,420,500
44,000	FactSet Research Systems, Inc.	2,649,117	4,125,440
66,000	Informatica Corp.[1]	1,633,852	2,905,980
193,000	Pegasystems, Inc.	5,677,927	7,069,590
166,610	RealPage, Inc.[1]	3,318,254	5,153,247
100,000	SuccessFactors, Inc.[1]	2,072,225	2,896,000

		24,347,738	35,809,268

	Communications Equipment (4.68%)
22,500	F5 Networks, Inc.[1]	2,297,017	2,928,600
94,000	Polycom, Inc.[1]	3,695,002	3,664,120
63,500	QUALCOMM, Inc.	2,328,299	3,142,615
104,500	Riverbed Technology, Inc.[1]	1,411,616	3,675,265

		9,731,934	13,410,600

	Computer Hardware (3.04%)
27,000	Apple, Inc.[1]	2,997,137	8,709,120

	Home Entertainment Software (1.54%)
355,000	Activision Blizzard, Inc.	3,211,032	4,416,200

	Internet Software & Services (7.63%)
204,500	AOL, Inc.[1]	5,083,311	4,848,695
8,150	Google, Inc., Cl A1	4,829,491	4,840,856
176,000	GSI Commerce, Inc.[1]	3,215,729	4,083,200
474,829	TechTarget, Inc.[1]	1,703,114	3,765,394
85,000	WebMD Health Corp., Cl A1	2,291,003	4,340,100

		17,122,648	21,878,245

	IT Consulting & Other Services (6.60%)
117,000	Equinix, Inc.[1,3]	6,041,936	9,507,420
283,144	Gartner, Inc.[1]	5,630,836	9,400,381

		11,672,772	18,907,801

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2010 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Systems Software (3.27%)
58,000	TOTVS SA2	$3,104,876	$5,904,819
39,000	VMware, Inc., Cl A1	3,134,264	3,467,490

		6,239,140	9,372,309

Total Information Technology		75,322,401	112,503,543

Telecommunication Services (7.57%)
	Wireless Telecommunication Services (7.57%)
227,000	NII Holdings, Inc.[1]	10,278,070	10,137,820
282,000	SBA Communications Corp., Cl A1	6,401,980	11,545,080

Total Telecommunication Services		16,680,050	21,682,900

TOTAL COMMON STOCKS		206,389,267	277,913,442

Principal Amount
Short Term Investments (3.04%)
$8,707,942	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2010, 0.04% due 1/03/2011; Proceeds at maturity – $8,707,971; (Fully collateralized by U.S. Treasury Note, 2.125% due 12/31/2015; Market value – $9,144,163)[4]	8,707,942	8,707,942

TOTAL INVESTMENTS (100.02%)		$215,097,209	286,621,384

LIABILITIES LESS CASH AND OTHER ASSETS (-0.02%)			(71,265)

NET ASSETS			$286,550,119

RETAIL SHARES (Equivalent to $14.45 per share based on 17,117,665 shares outstanding)			$247,290,154

INSTITUTIONAL SHARES (Equivalent to $14.51 per share based on 2,705,976 shares outstanding)			$39,259,965

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 3 regarding Fair Value Measurements.
[5]

At December 31, 2010, the market value of restricted and fair valued securities amounted to $1,576,750 or 0.55% of net assets. None of these securities are deemed liquid. See Note 5 regarding restricted securities.

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010 (UNAUDITED)

Shares		Cost	Value
Common Stocks (96.75%)
Consumer Discretionary (29.89%)
	Auto Parts & Equipment (1.26%)
7,000	BorgWarner, Inc.[1]	$411,153	$506,520

	Automobile Manufacturers (3.61%)
86,000	Ford Motor Co.[1]	1,114,409	1,443,940

	Broadcasting (2.45%)
23,500	Discovery Communications, Inc., Cl A1	773,451	979,950

	General Merchandise Stores (2.10%)
14,000	Target Corp.	585,026	841,820

	Home Improvement Retail (2.14%)
24,500	Home Depot, Inc.	764,448	858,970

	Hotels, Resorts & Cruise Lines (10.13%)
34,000	Carnival Corp.[2]	1,306,877	1,567,740
23,000	Hyatt Hotels Corp., Cl A1	617,510	1,052,480
14,000	Starwood Hotels & Resorts Worldwide, Inc.	839,900	850,920
19,500	Wyndham Worldwide Corp.	592,448	584,220

		3,356,735	4,055,360

	Internet Retail (2.79%)
6,200	Amazon.com, Inc.[1]	591,510	1,116,000

	Movies & Entertainment (3.97%)
17,800	Liberty Media Corp.[1]	808,430	1,113,568
12,000	Viacom, Inc.	408,824	475,320

		1,217,254	1,588,888

	Restaurants (1.44%)
7,500	McDonald’s Corp.	429,310	575,700

Total Consumer Discretionary		9,243,296	11,967,148

Consumer Staples (2.79%)
	Hypermarkets & Super Centers (2.79%)
15,500	Costco Wholesale Corp.	753,382	1,119,255

Energy (6.22%)
	Integrated Oil & Gas (3.67%)
15,000	Occidental Petroleum Corp.	1,175,648	1,471,500

	Oil & Gas Equipment & Services (2.55%)
25,000	Halliburton Co.	776,063	1,020,750

Total Energy		1,951,711	2,492,250

Financials (13.08%)
	Consumer Finance (1.93%)
18,000	American Express Co.	433,059	772,560

	Diversified Banks (3.49%)
45,000	Wells Fargo & Company	1,305,773	1,394,550

	Diversified Real Estate Activities (2.16%)
26,000	Brookfield Asset Management, Inc., Cl A2	826,385	865,540

	Investment Banking & Brokerage (1.05%)
2,500	Goldman Sachs Group, Inc.	317,499	420,400

	Other Diversified Financial Services (3.55%)
33,500	JPMorgan Chase & Co.	1,120,141	1,421,070

	Property & Casualty Insurance (0.90%)
3	Berkshire Hathaway, Inc., Cl A1	224,597	361,350

Total Financials		4,227,454	5,235,470

Health Care (12.96%)
	Health Care Distributors (2.37%)
13,500	McKesson Corp.	934,909	950,130

	Health Care Equipment (2.00%)
3,100	Intuitive Surgical, Inc.[1]	813,121	799,025

	Health Care Facilities (2.89%)
31,000	Community Health Systems, Inc.[1]	1,174,755	1,158,470

	Health Care Services (1.82%)
13,500	Express Scripts, Inc.[1]	617,166	729,675
	Life Sciences Tools & Services (3.88%)
14,000	Life Technologies Corp.[1]	716,644	777,000
14,000	Thermo Fisher Scientific, Inc.[1]	757,707	775,040

		1,474,351	1,552,040

Total Health Care		5,014,302	5,189,340

Shares		Cost	Value
Common Stocks (continued)
Industrials (12.52%)
	Air Freight & Logistics (3.37%)
14,500	FedEx Corp.	$1,196,117	$1,348,645

	Environmental & Facilities Services (3.06%)
41,000	Republic Services, Inc.	864,002	1,224,260

	Industrial Conglomerates (2.80%)
13,000	3M Co.	1,079,347	1,121,900

	Trading Companies & Distributors (3.29%)
22,000	Fastenal Co.	817,297	1,318,020

Total Industrials		3,956,763	5,012,825

Information Technology (12.08%)
	Application Software (1.54%)
9,000	Citrix Systems, Inc.[1]	358,391	615,690

	Communications Equipment (0.97%)
10,000	Polycom, Inc.[1]	399,320	389,800

	Computer Hardware (3.42%)
4,250	Apple, Inc.[1]	170,538	1,370,880

	Internet Software & Services (3.81%)
21,500	AOL, Inc.[1]	494,783	509,765
1,710	Google, Inc., Cl A1	452,419	1,015,689

		947,202	1,525,454

	IT Consulting & Other Services (2.34%)
11,500	Equinix, Inc.[1,3]	844,445	934,490

Total Information Technology		2,719,896	4,836,314

Materials (1.13%)
	Specialty Chemicals (1.13%)
9,000	Ecolab, Inc.	389,889	453,780

Telecommunication Services (6.08%)
	Wireless Telecommunication Services (6.08%)
25,500	American Tower Corp., Cl A1	434,149	1,316,820
25,000	NII Holdings, Inc.[1]	769,223	1,116,500

Total Telecommunication Services		1,203,372	2,433,320

TOTAL COMMON STOCKS		29,460,065	38,739,702

Principal Amount
Short Term Investments (3.60%)
$1,440,103	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2010, 0.04% due 01/03/2011; Proceeds at maturity – $1,440,108; (Fully collateralized by U.S. Treasury Note, 1.25% due 10/31/2015; Market value – $1,516,094)[4]	1,440,103	1,440,103

TOTAL INVESTMENTS (100.35%)		$30,900,168	40,179,805

LIABILITIES LESS CASH AND OTHER ASSETS (-0.35%)			(141,430)

NET ASSETS			$40,038,375

RETAIL SHARES (Equivalent to $10.09 per share based on 2,818,011 shares outstanding)			$28,423,887

INSTITUTIONAL SHARES (Equivalent to $10.09 per share based on 1,150,524 shares outstanding)			$11,614,488

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
4	Level 2 security. See Note 3 regarding Fair value Measurements.

See Notes to Schedules of Investments.

Baron Investment Funds Trust	December 31, 2010

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

1. Organization

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers five series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund and Baron Fifth Avenue Growth Fund.

Each Fund offers two classes of shares, Retail Shares and Institutional Shares, which differ only in their ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee based platforms, retirement platforms or other platforms. Each class of shares has equal rights to earnings and assets except that each class bears different expenses for distribution and shareholder servicing. Investment income, realized and unrealized gains or losses on investment and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

The investment objectives of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

2. Significant Accounting Policies

a) Security Valuation. The Funds’ share prices or net asset values are calculated as of the close of the regular session trading (usually 4 P.M. E.T.) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open for trading. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior executives and the Committee reports to the Board every quarter. Factors the Committee considers when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as fifteen hours old at 4 p.m. E.T. If the Adviser determines that developments between the close of the foreign market and 4 p.m. E.T. will, in its judgment, materially affect the value of some or all of the Funds’ securities, the Adviser will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. E.T. In deciding whether to make these adjustments, the Adviser reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities and baskets of non-U.S. securities. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Securities Lending. The Funds may lend securities to certain brokers. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of

Baron Investment Funds Trust	December 31, 2010

credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

At December 31, 2010, Baron Small Cap Fund had securities on loan with a value of $10,540,000 and held $11,000,000 of short-term investments as collateral for these loans.

c) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 105% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

3. Fair Value Measurements

Fair value is defined by accounting principles generally accepted in the United States of America (“GAAP”) as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk , etc.);

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, whose markets close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market such securities are reflected as Level 2.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Funds’ investments carried at fair value:

Baron Asset Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,843,688,582	$21,269,562	$—	$2,864,958,144
Private Equity Investments†	—	—	31,680,013	31,680,013
Short Term Investments	—	31,641,780	—	31,641,780

Total Investments	$2,843,688,582	$52,911,342	$31,680,013	$2,928,279,937

†	See Schedule of Investments for additional detailed categorizations.

Baron Investment Funds Trust	December 31, 2010

Baron Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$6,049,576,226	$24,750,000	—	$6,074,326,226
Private Equity Investments†	—	—	21,963,000	21,963,000
Warrants†	—	501,225	—	501,225
Short Term Investments	—	215,881,143	—	215,881,143

Total Investments	$6,049,576,226	$241,132,368	$21,963,000	$6,312,671,594

Baron Small Cap Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,576,517,640	$49,997,067	$—	$3,626,514,707
Private Equity Investments†	—	—	7,000,000	7,000,000
Warrants†	—	501,225	—	501,225
Short Term Investments	—	141,437,581	—	141,437,581

Total Investments	$3,576,517,640	$191,935,873	$7,000,000	$3,775,453,513

Baron Opportunity Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$276,336,692	$1,576,750	$—	$277,913,442
Short Term Investments	—	8,707,942	—	8,707,942

Total Investments	$276,336,692	$10,284,692	$—	$286,621,384

Baron Fifth Avenue Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$38,739,702	$—	$—	$38,739,702
Short Term Investments	—	1,440,103	—	1,440,103

Total Investments	$38,739,702	$1,440,103	$—	$40,179,805

†	See Schedule of Investments for additional detailed categorizations.

Baron Investment Funds Trust	December 31, 2010

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Baron Asset Fund

Investments in Securities	Balance as of September 30, 2010	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2010	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2010
Private Equity Investments:
Consumer Discretionary	$15,600,000	$—	$—	$(5,200,000)	$—	$—	$—	$10,400,000	$(5,200,000)
Financials	21,280,013	—	—	—	—	—	—	21,280,013	—

Total	$36,880,013	$—	$—	$(5,200,000)	$—	$—	$—	$31,680,013	$(5,200,000)

Baron Growth Fund

Investments in Securities	Balance as of September 30, 2010	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2010	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2010
Private Equity Investments:
Consumer Discretionary	$22,200,000	$—	$—	$(7,400,000)	$—	$—	$—	$14,800,000	$(7,400,000)
Financials	7,163,000	—	—	—	—	—	—	7,163,000	—

Total	$29,363,000	$—	$—	$(7,400,000)	$—	$—	$—	$21,963,000	$(7,400,000)

Baron Small Cap Fund

Investments in Securities	Balance as of September 30, 2010	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2010	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2010
Private Equity Investments:
Consumer Discretionary	$10,500,000	$—	$—	$(3,500,000)	$—	$—	$—	$7,000,000	$(3,500,000)

Total	$10,500,000	$—	$—	$(3,500,000)	$—	$—	$—	$7,000,000	$(3,500,000)

4. Cost of Investments for Income Tax Purposes

As of December 31, 2010, the components of net assets on a tax basis were substantially as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund
Cost of investments	$1,719,936,030	$3,690,120,343	$2,556,988,436	$215,097,209	$30,900,168

Unrealized appreciation	1,277,965,238	2,687,566,157	1,345,123,529	74,725,241	9,327,766
Unrealized depreciation	(69,621,331)	(65,014,906)	(126,658,452)	(3,201,066)	(48,129)

Net unrealized appreciation	$1,208,343,907	$2,622,551,251	$1,218,465,077	$71,524,175	$9,279,637

5. Restricted Securities

At December 31, 2010, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At December 31, 2010, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

Baron Investment Funds Trust	December 31, 2010

Baron Asset Fund

Name of Issuer	Acquisition Date	Value
Private Equity Investments
Kerzner International Holdings, Ltd., Cl A	9/27/06	$10,400,000
Windy City Investments Holdings LLC	11/13/07	21,280,013

Total Restricted Securities:		$31,680,013

(Cost $83,960,710) (1.09% of Net Assets)

Baron Growth Fund

Name of Issuer	Acquisition Date	Value
Private Equity Investments
Kerzner International Holdings, Ltd., Cl A	9/27/06	$14,800,000
Windy City Investments Holdings LLC	11/13/07	7,163,000

Total Restricted Securities:		$21,963,000

(Cost $81,748,686) (0.35% of Net Assets)

Baron Small Cap Fund

Name of Issuer	Acquisition Date	Value
Common Stocks
Chesapeake Lodging Trust	1/21/10	$16,621,317
Vitacost.com	Various	8,625,750

Total Common Stocks		25,247,067

Private Equity Investments
Kerzner International Holdings, Ltd., Cl A	9/27/06	7,000,000

Total Restricted Securities:		$32,247,067

(Cost $75,581,541) (0.87% of Net Assets)

Baron Opportunity Fund

Name of Issuer	Acquisition Date	Value
Common Stocks
Vitacost.com	Various	$1,576,750

Total Restricted Securities:		$1,576,750

(Cost $4,243,836) (0.55% of Net Assets)

Baron Investment Funds Trust	December 31, 2010

6. Transactions in “Affiliated” Companies1

Baron Asset Fund

Name of Issuer	Balance of Shares Held on September 30, 2010	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held on December 31, 2010	Value December 31, 2010
Vail Resorts, Inc.	1,799,200	—	—	1,799,200	$93,630,368

Total investments in “Affiliated” companies (3.21% of Net Assets)					$93,630,368

Baron Growth Fund

Name of Issuer	Balance of Shares Held on September 30, 2010	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held on December 31, 2010	Value December 31, 2010
AMERIGROUP Corp.	2,625,000	—	125,000	2,500,000	$109,800,000
Blue Nile, Inc.	1,105,000	—	45,000	1,060,000	60,483,600
Choice Hotels International, Inc.	3,000,000	—	—	3,000,000	114,810,000
DeVry, Inc.	3,625,000	—	—	3,625,000	173,927,500
Peet’s Coffee & Tea, Inc.	800,000	—	—	800,000	33,392,000
Vail Resorts, Inc.	1,900,000	—	—	1,900,000	98,876,000

Total investments in “Affiliated” companies (9.35% of Net Assets)					$591,289,100

Baron Small Cap Fund

Name of Issuer	Balance of Shares Held on September 30, 2010	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held on December 31, 2010	Value December 31, 2010
Bravo Brio Restaurant Group, Inc.	—	1,250,000	—	1,250,000	$23,962,500
Campus Crest Communities, Inc.	—	2,000,000	—	2,000,000	28,040,000
Chesapeake Lodging Trust	901,862	774,200	—	1,676,062	31,184,019
Coresite Realty Corp.	1,051,974	157,762	1,209,736	—	—
Great Wolf Resorts, Inc.	3,060,000	—	—	3,060,000	8,017,200
Huron Consulting Group, Inc.	1,250,000	—	—	1,250,000	33,062,500
Iconix Brand Group, Inc.	3,900,000	—	—	3,900,000	75,309,000
KEYW Holding Corp.	—	1,500,000	—	1,500,000	22,005,000
Mistras Group, Inc.	1,750,000	—	—	1,750,000	23,590,000
Orion Marine Group, Inc.[2]	1,400,000	—	400,000	1,000,000	—
Primo Water Corp.	—	1,037,000	—	1,037,000	14,735,770
Vitacost.com, Inc.	2,325,000	—	—	2,325,000	8,625,750

Total investments in “Affiliated” companies (7.27% of Net Assets)					$268,531,739

[1]

An “Affiliated” company, as defined in the 1940 Act, is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the three month ended December 31, 2010.

[2]	As of December 31, 2010, no longer an affiliate.

For additional information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Investment Funds Trust

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

Date: February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG
Peggy Wong
Treasurer and Chief Financial Officer

Date: February 23, 2011